UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at July 31, 2004 (Unaudited)

Shares	COMMON STOCKS: 94.72%	Market Value

	Automobiles & Components: 3.95%
6,800	Ford Motor Co.	$ 100,096
9,025	General Motors Corp.	389,339
		489,435

	Banks: 6.34%
3,400	Bank of America Corp.	289,034
6,400	U.S. Bancorp	181,120
5,500	Wells Fargo & Co.	315,755
		785,909

	Capital Goods: 9.35%
3,100	General Dynamics Corp.	306,342
19,700	General Electric Co.	655,025
2,100	United Technologies Corp.	196,350
		1,157,717

	Consumer Durables & Apparel: 5.03%
10,775	Eastman Kodak Co.	285,430

	Diversified Financials: 20.54%
1,100	American Express Co.	55,275
12,500	Citigroup, Inc.	551,125
16,565	J.P. Morgan Chase & Co.	618,371
2,600	Lehman Brothers Holdings, Inc.	182,260
6,600	Merrill Lynch & Co., Inc.	328,152
8,000	Morgan Stanley	394,640
4,700	The Goldman Sachs Group, Inc.	414,493
		2,544,316

	Energy: 5.53%
14,800	Exxon Mobil Corp.	685,240

	Food, Beverage & Tobacco: 4.28%
11,150	Altria Group, Inc.	530,740

	Healthcare Equipment & Services: 4.16%
8,300	Cigna Corp.	514,683

	Insurance: 2.39%
6,300	The Allstate Corp.	296,604

EDGAR LOMAX VALUE FUND
Schedule of Investments at July 31, 2004 (Unaudited) continued

Shares	COMMON STOCKS: 94.72%	Market Value
	Materials: 2.82%
8,138	E. I. du Pont de Nemours and Co.	348,876

	Pharmaceuticals & Biotechnology: 6.68%
9,800	Bristol-Myers Squibb Co.	224,420
13,300	Merck & Co., Inc.	603,155
		827,575

	Retailing: 8.28%
18,000	Limited Brands	367,920
1,500	May Department Stores Co.	39,795
12,100	RadioShack Corp.	338,195
2,400	Sears, Roebuck & Co.	88,032
5,700	The Home Depot, Inc.	192,204
		1,026,146

	Telecommunication Services: 10.93%
30,480	AT&T Corp.	460,248
23,400	SBC Communucations, Inc.	592,956
7,800	Verizon Communications, Inc.	300,612
		1,353,816

	Transportation: 5.01%
8,700	Burlington Northern Santa Fe Corp.	308,676
11,700	Norfolk Southern Corp.	312,273
		620,949

	Utilities: 2.16%
9,125	The Southern Co.	267,180

	Total Common Stocks (Cost $11,278,178)	11,734,616

Shares	Short-Term Investments: 7.46%	Market Value

587,163	Federated Cash Trust Money Market	587,163
336,433	SEI Daily Income Treasury Government - Class B	336,433
	Total Short-Term Investments (Cost $923,596)	923,596

	Total Investments in Securities (Cost $12,201,774): 102.18%	12,658,212
	Liabilities In Excess of Other Assets: (2.18%)	(270,494)
	Net Assets: 100.00%	$ 12,387,718

See accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)	The Registrantäs President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
 Eric M. Banhazl, President

Date 09/21/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 09/21/04

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/23/04

* Print the name and title of each signing officer under his or her signature.